1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2017
Schedule of goodwill
Goodwill at September 30, 2015	$662,967
Goodwill generated from acquisition of TCS	1,094,702
Impairment of Cloud9	(592,369)
Impairment of MDP	(70,598)
Goodwill at September 30, 2016	1,094,702
Goodwill at September 30, 2017	$1,094,702

Customer Relationships [Member]
Schedule of future amortization
2018	$11,225
2019	11,225
$22,450

Proprietary Content [Member]
Schedule of future amortization
2018	$65,638
2019	65,638
2020	65,638
2021	65,638
2022	65,638
Thereafter	65,634
$393,824

Noncompete Agreements [Member]
Schedule of future amortization
2018	$5,260
2019	5,260
2020	5,260
$15,780